Inventory	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Inventory [Text Block]
3.	Inventory

Inventory of the Company consisted of the following:

	April 30,	January 31,
	2014	2014

Finished goods - Underwear	$536,529	$528,461
Raw materials	86,928	75,585

Total inventory	$623,457	$604,046

Balances at April 30, 2014 and January 31, 2014 are recorded at historical cost, less amounts for potential declines in value. At April 30, 2014, management has recorded reserves of $18,322 (2014: $18,322) to reduce inventory to its net realizable value.

6.        Inventory

Inventory of the Company consisted of the following at January 31, 2014 and 2013:

January 31,	2014	2013

Finished goods - Underwear	$528,461	$115,709
Raw materials	75,585	120,441

Total inventory	$604,046	$236,150

Balances at January 31, 2014 and 2013 are recorded at historical cost, less amounts for potential declines in value. During the year ended January 31, 2014, management recorded write-downs of $18,322 (2013: $Nil) to reduce inventory to its net realizable value.